BALANCE SHEET DETAIL (Tables)	6 Months Ended
Jun. 30, 2019
BALANCE SHEET DETAIL
Schedule of accrued expenses

	June 30,	December 31,
	2019	2018
Accrued expenses:
Research & Development	$364,025	$705,436
Clinical	215,159	469,473
Consulting	79,833	86,619
Employees	365,768	123,372
Legal	138,013	15,400
Other	—	2,450
Total	$1,162,798	$1,402,750